Notes to the Consolidated Statement of Cash Flows - Summary of Changes in Liabilities Arising From Financing Activities (Detail) ¥ in Millions	12 Months Ended
Dec. 31, 2017 CNY (¥)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning balance	¥ 141,557
Changes from financing cash flows	(33,558)
Foreign exchange movement	(497)
Changes arising from losing control of consolidated structured entities	(7)
Interest expense	4,987
Liabilities arising from financing activities,ending balance	112,482
Interest bearing loans and borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning balance	16,170
Changes from financing cash flows	3,121
Foreign exchange movement	(497)
Changes arising from losing control of consolidated structured entities	0
Interest expense	0
Liabilities arising from financing activities,ending balance	18,794
Bonds payable [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning balance	37,998
Changes from financing cash flows	(38,000)
Foreign exchange movement	0
Changes arising from losing control of consolidated structured entities	0
Interest expense	2
Liabilities arising from financing activities,ending balance	0
Securities sold under agreements to repurchase1 [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning balance	81,088
Changes from financing cash flows	6,228
Foreign exchange movement	0
Changes arising from losing control of consolidated structured entities	(7)
Interest expense	0
Liabilities arising from financing activities,ending balance	87,309
Other liability payable to third party holders of consolidated trust schemes and debt investment schemes [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning balance	5,488
Changes from financing cash flows	764
Foreign exchange movement	0
Changes arising from losing control of consolidated structured entities	0
Interest expense	0
Liabilities arising from financing activities,ending balance	6,252
Other liability interest payable related to financing activities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning balance	813
Changes from financing cash flows	(5,671)
Foreign exchange movement	0
Changes arising from losing control of consolidated structured entities	0
Interest expense	4,985
Liabilities arising from financing activities,ending balance	¥ 127